Acquisitions and Divestitures - Schedule of Business Combination of Assets and Liabilities (Details) (10-K)	Feb. 17, 2020 USD ($)
Business Combinations [Abstract]
Accounts payable	$ 4,005,605
Accrued Expenses	370,289
Income Tax Payable	14,473
Notes Payable	900,000
Non-Controlling Interest	26,393
Shares to be issued to Buyer	(405,000)
Gain on divestiture	$ 4,911,760